Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Purchase Obligation, Due in Next Twelve Months	$ 13
Utilities Operating Expense, Purchased Power under Long-term Contracts	32	$ 40	$ 55
Unrecorded Unconditional Purchase Obligation, Due within Two Years	5
Unrecorded Unconditional Purchase Obligation, Due within Three Years	2
Unrecorded Unconditional Purchase Obligation, Due within Four Years	3
Unrecorded Unconditional Purchase Obligation, Due within Five Years	3
Unrecorded Unconditional Purchase Obligation, Due after Five Years	19
Purchase Obligation	45
Operating Leases, Future Minimum Payments Due, Next Twelve Months	9
Operating Leases, Rent Expense	15	10	9
Operating Leases, Future Minimum Payments, Due in Two Years	9
Operating Leases, Future Minimum Payments, Due in Three Years	10
Operating Leases, Future Minimum Payments, Due in Four Years	9
Operating Leases, Future Minimum Payments, Due in Five Years	9
Operating Leases, Future Minimum Payments, Due Thereafter	152
Operating Leases, Future Minimum Payments Due	198
NRG [Member]
Long-term Purchase Commitment [Line Items]
Utilities Operating Expense, Purchased Power under Long-term Contracts	$ 8	$ 13	$ 12